SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 10,783,280	$ 7,624,697	$ 34,416,335	$ 31,407,454
Cost of Goods and Services Sold	6,971,379	4,916,776	23,019,824	21,641,035
Three Primary Customers [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,235,661	$ 3,120,819	16,917,947	14,713,127
Accounts Receivable, after Allowance for Credit Loss	$ 6,367,303		$ 4,940,995	$ 3,986,284
Three Primary Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	58.00%	41.00%	49.00%	47.00%
Three Primary Customers [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss	64.00%		69.00%	68.00%
Shipping and Handling [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 123,894	$ 131,348	$ 465,493	$ 427,920
Cost of Goods and Services Sold	$ 268,032	$ 263,089	$ 1,058,674	$ 1,051,588